Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
Schedule of other liabilities
The detail of Other liabilities in the consolidated balance sheets is as follows:

EUR million
	2025	2024	2023
Transactions in transit	707	910	767
Accrued expenses and deferred income	9,018	9,003	9,136
Other	6,212	6,431	7,695
	15,937	16,344	17,598